Notes to the Assets of the Balance Sheet - Additional Information (Detail) - EUR (€)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets of balance sheet [line items]
Net gain from disposal of available-for-sale financial assets				€ 100,000	€ 100,000	€ 300,000
Interest income from financial assets under loans and receivables					200,000	900,000
Interest income from financial assets at amortized cost				€ 100,000
Non-interest bearing payment terms				Between 30 and 45 days
Unbilled receivables		€ 14,100,000		€ 14,100,000	5,300,000
Allowances for doubtful receivables recognized in profit and loss				0	0
Derivative financial instruments unrealized gross gain loss				100,000	(300,000)
Impairment recognized for other receivables				0	0	7,000
Income tax receivables		200,000		200,000	700,000
Inventories		245,161		245,161	300,753
Prepaid expenses and other current assets consisted of combination compounds		5,400,000		5,400,000	11,200,000
Receivables from input tax surplus towards tax authorities		2,700,000		2,700,000	2,400,000
Other prepayments		1,300,000		1,300,000	1,100,000
Impairment on combination compounds				4,800,000
Impairment loss recognised in profit or loss, property, plant and equipment				0	0	€ 0
Borrowing costs capitalised				0
Contractual commitments for the purchase of property, plant and equipment		0		0
Carrying amount of intangible assets pledged as security		13,100,000		13,100,000
Carrying amount of intangible assets related to government grant		1,500,000		1,500,000
Goodwill		3,676,233		3,676,233	7,364,802
Fair value of the investment		200,000		200,000
Decrease of the fair value of investment				€ 100,000
Significant unobservable input parameters used in planning assumptions				A change in the pre-tax WACC of +/- 1.0% would cause a € 0.1 million lower or € 0.1 million higher amount of equity.
Long-term restricted cash		700,000		€ 700,000	700,000
Convertible bonds granted to employees		71,517		71,517	87,785
Equity investments [member]
Disclosure of assets of balance sheet [line items]
Cash contribution		9,458		9,458
Contribution in kind		350,000		€ 350,000
Date of acquisition				Jul. 19, 2018
Ownership percentage				19.90%
Laboratory services [member]
Disclosure of assets of balance sheet [line items]
Prepaid fees		1,900,000		€ 1,900,000	600,000
Sub licenses [member]
Disclosure of assets of balance sheet [line items]
Prepaid fees		400,000		400,000	400,000
Rent deposits [member]
Disclosure of assets of balance sheet [line items]
Restricted cash		0		0	€ 400,000
2010 Acquisition of Sloning BioTechnology GmbH [member]
Disclosure of assets of balance sheet [line items]
Goodwill		3,700,000		3,700,000
Lanthio group [member]
Disclosure of assets of balance sheet [line items]
Impairment				17,100,000
Lanthio group [member] | Proprietary development segment [member]
Disclosure of assets of balance sheet [line items]
Impairment loss recognised in profit or loss, intangible assets				13,100,000
Value in use of cash generating units with goodwill		€ 13,300,000		13,300,000
Research and development [member] | Lanthio group [member]
Disclosure of assets of balance sheet [line items]
Impairment loss recognised in profit or loss, intangible assets	€ 1,700,000
Impairment of goodwill				€ 13,400,000
Goodwill [member] | 2010 Acquisition of Sloning BioTechnology GmbH [member]
Disclosure of assets of balance sheet [line items]
Cash flow projection period				10 years
Beta factor		1.20%		1.20%	1.20%
WACC before taxes		9.60%		9.60%	10.60%
Perpetual growth rate		1.00%		1.00%	1.00%
Goodwill [member] | Lanthio group [member]
Disclosure of assets of balance sheet [line items]
Cash flow projection period				30 years
Beta factor		1.20%		1.20%	1.20%
WACC before taxes		11.50%		11.50%	12.10%
Impairment of goodwill				€ 3,700,000
Goodwill [member] | Lanthio group [member] | Proprietary development segment [member]
Disclosure of assets of balance sheet [line items]
Intangible asset with indefinite useful life		€ 26,500,000		26,500,000
Goodwill		3,700,000		3,700,000
MOR 208 [member] | Proprietary development segment [member]
Disclosure of assets of balance sheet [line items]
Intangible asset with indefinite useful life		€ 23,900,000		€ 23,900,000
Cash flow projection period				20 years
Beta factor		1.20%		1.20%	1.20%
WACC before taxes		10.00%		10.00%	9.40%
Patents and licences [member]
Disclosure of assets of balance sheet [line items]
Impairment loss recognised in profit or loss, intangible assets				€ 400,000	€ 100,000
Patents 1 [member]
Disclosure of assets of balance sheet [line items]
Carrying amount of intangible assets		€ 3,900,000		3,900,000	4,700,000
Carrying amount of intangible assets declined		800,000		800,000
Additions				600,000
Patents 1 [member] | Proprietary programs and technologies [member]
Disclosure of assets of balance sheet [line items]
Amortization expense				1,300,000
License rights [member]
Disclosure of assets of balance sheet [line items]
Carrying amount of intangible assets		500,000		500,000	3,000,000
Carrying amount of intangible assets declined		2,500,000		2,500,000
In-process R&D programs [member]
Disclosure of assets of balance sheet [line items]
Impairment loss recognised in profit or loss, intangible assets		13,400,000	€ 1,700,000
Carrying amount of intangible assets		37,000,000		37,000,000
Carrying amount of intangible assets decreased		15,100,000		15,100,000
Impairment				15,100,000
Software [member]
Disclosure of assets of balance sheet [line items]
Carrying amount of intangible assets		200,000		200,000	700,000
Carrying amount of intangible assets declined		500,000		500,000
Amortization expense				600,000
Additions				100,000
Rent deposits [member]
Disclosure of assets of balance sheet [line items]
Restricted cash		€ 700,000		€ 700,000	€ 1,100,000